Income tax incurred and deferred: Reconciliation between the statutory and effective income tax rates (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax incurred and deferred:
Consolidated income before provision for IT		$ 20,372,893	$ 14,620,087	$ 14,084,733
Net income before taxes of Airplan and Aerostar		(2,973,374)	(2,422,843)	(3,183,555)
Net income before taxes of subsidiaries in Mexico not subject to IT		(208,292)	(151,574)	(140,921)
Income before provisions for income taxes		$ 17,191,226	$ 12,045,670	$ 10,760,257
Statutory IT rate		30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes		$ 5,157,368	$ 3,613,701	$ 3,228,077
Non-deductible items and other permanent differences		311,916	229,972	14,133
Annual adjustment for tax inflation		(134,548)	(100,820)	(82,517)
Accounting disconnect inflation		(278,647)	(254,084)	(367,587)
IT under undistributed earnings from investments in Airplan and Aerostar recognized in Cancun Airport.		710,991
IT provision		$ 6,342,455	$ 3,944,143	$ 3,438,809
Effective IT rate		37.00%	33.00%	32.00%
Puerto Rico (Aerostar)
Income tax incurred and deferred:
Statutory IT rate		10.00%
Effect by difference in rate of IT		$ (87,398)	$ 37,058	$ 41,863
IT provision		(87,398)	37,058	41,863
Colombia (Airplan)
Income tax incurred and deferred:
Statutory IT rate	35.00%
Effect by difference in rate of IT		662,773	418,316	604,839
IT provision		$ 662,773	$ 418,316	$ 604,839